Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Outstanding

The following summarizes debt outstanding:

	June 30, 2012		December 31, 2011
	Carrying Value	Fair Value(1)	Carrying Value	Fair Value(1)
	(in millions, except percentages)
Credit facility(2)	$1,150	$1,150	$940	$940
11.75% senior notes due 2017	41	45	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	738	750	742
6.25% senior notes due November 2019	1,800	1,753	—	—
8.625% senior notes due 2020	1,300	1,401	1,300	1,406
7.75% senior notes due 2021	1,000	1,043	1,000	1,036
Less current maturities	—	—	—	—

	6,055	$6,145	4,045	$4,186

Unamortized discount	(49)		(51)

Total debt, net of discount	$6,006		$3,994

(1)	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions, which are characteristic of Level 2 fair value measurement inputs.
(2)	Variable interest rates of 2.02% and 2.57% at June 30, 2012, and December 31, 2011, respectively.

The following summarizes debt outstanding:

	December 31, 2011			December 31, 2010
	Carrying Value	Fair Value(1)	Interest Rate(2)	Carrying Value	Fair Value(1)	Interest Rate(2)
	(in millions, except percentages)
Credit facility	$940	$940	2.57%	$—	$—	—
11.75% senior notes due 2017	41	46	12.73%	250	288	12.73%
9.875% senior notes due 2018	14	16	10.25%	256	279	10.25%
6.50% senior notes, due 2019	750	742	6.62%	—	—	—
8.625% senior notes due 2020	1,300	1,406	9.00%	1,300	1,396	9.00%
7.75% senior notes due 2021	1,000	1,036	8.00%	1,000	1,021	8.00%
Less current maturities	—	—		—	—

	4,045	$4,186		2,806	$2,984

Unamortized discount	(51)			(63)

Total debt, net of discount	$3,994			$2,743

(1)	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.
(2)	Represents variable interest rate for the Credit Facility and effective interest rates for the senior notes.